SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Subtotal	$ 8,840	$ 11,243	$ 11,121
Less: accumulated depreciation	(5,819)	(7,400)	(7,063)
Property, plant and equipment, net	3,021	3,843	4,058
Leasehold Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,318	2,948	2,948
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	715	910	910
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,444	4,380	4,380
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 2,363	$ 3,005	$ 2,883